BUSINESS COMBINATION AGREEMENT (Details Narrative) - USD ($) $ / shares in Units, shares in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jan. 09, 2024	Dec. 31, 2022
Business Acquisition [Line Items]
Exercise price of per share		$ 11.50
Total consideration	$ 447,500,000	$ 450,000,000
Business combination agreement earnout	$ 50,000,000	$ 50,000,000
Weighted average price of per share		$ 12.00
Share of common stock		5
Common stock outstanding percentage		10.00%
Aggregate amount		$ 150,000,000
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Ordinary shares, par value		$ 0.00001
Price per share	$ 10	10
Common Class B [Member]
Business Acquisition [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001